Income taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Line Items]
Net deferred income tax liabilities		$ 815,259	$ 666,317
Deferred income tax assets		95,077	138,281
Deferred income tax liabilities		910,336	804,598
Unrecognized tax benefits		$ 30,100	$ 29,800
Local statutory tax rate		12.50%	12.50%	12.50%
Valuation allowance on tax assets		$ 74,361	$ 92,298	$ 104,858
Ireland
Income Tax Disclosure [Line Items]
Net deferred income tax liabilities		$ 854,259	$ 711,635
Local statutory tax rate		12.50%	12.50%	12.50%
Valuation allowance on tax assets		$ 5,654	$ 3,296
United States
Income Tax Disclosure [Line Items]
Local statutory tax rate		21.00%	22.00%	35.70%
Valuation allowance on tax assets		$ 38,720	$ 57,145
The Netherlands
Income Tax Disclosure [Line Items]
Local statutory tax rate		25.00%	25.00%	25.00%
Valuation allowance on tax assets		$ 16,025	$ 15,938
Tax credit carry back period		1 year
Tax credit carry forward period		6 years
Subsequent Event | The Netherlands
Income Tax Disclosure [Line Items]
Local statutory tax rate	21.70%